Commitments and Contingencies - Additional Information (Detail) (USD $)																	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Credit Concentration Risk Obligations of Puerto Rico, States and political subdivisions	Dec. 31, 2010 Credit Concentration Risk Obligations of Puerto Rico, States and political subdivisions	Dec. 31, 2011 Credit Concentration Risk Commercial real estate	Dec. 31, 2010 Credit Concentration Risk Commercial real estate	Dec. 31, 2011 Credit Concentration Risk Other Credit Facilities [Member]	Dec. 31, 2010 Credit Concentration Risk Other Credit Facilities [Member]	Dec. 31, 2011 Credit Concentration Risk Uncommitted Credit Facility [Member]	Dec. 31, 2010 Credit Concentration Risk Uncommitted Credit Facility [Member]	Dec. 31, 2011 Commitments to Extend Credit Line of Credit Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2010 Commitments to Extend Credit Line of Credit Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2011 Commitments to Extend Credit Reserve for Off-balance Sheet Activities Line of Credit	Dec. 31, 2010 Commitments to Extend Credit Reserve for Off-balance Sheet Activities Line of Credit	Dec. 31, 2011 Putative Class Action [Member] claims	Dec. 31, 2011 Derivative Claim [Member] claims	Dec. 31, 2010 Securities Class Action [Member] Banco Popular De Puerto Rico [Member]	Dec. 31, 2011 Hoff Vs Popular [Member] Popular, Inc. Holding Co.	Dec. 31, 2011 Hoff Vs Popular [Member] Paid by Insurers	Dec. 31, 2011 Hoff Vs Popular [Member] Paid by Insurers Popular, Inc. Holding Co.	Dec. 31, 2011 Employee Retirement Income Security Act E R I S A Class Action [Member] Popular, Inc. Holding Co.	Dec. 31, 2011 Employee Retirement Income Security Act E R I S A Class Action [Member] Paid by Insurers	Dec. 31, 2011 Consumer Banking And Trust Related Activities [Member] claims	Dec. 31, 2011 Legal Claim Garcia And Diaz [Member]
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments															$ 15,000,000	$ 21,000,000
Unamortized balance of the contingent liability on unfunded loan commitments													5,000,000	6,000,000
Other non-credit commitments related to the acquisition of other investments	10,000,000	10,000,000
Estimate of possible loss	98,000,000	92,000,000
Business concentration, secured loans and credit facilities					154,000,000	145,000,000	12,500,000,000	12,000,000,000	1,200,000,000	1,100,000,000	140,000,000	199,000,000
Business concentration, Percentage of real estate-related loans secured by commercial real estate							61.00%	58.00%
Fair Value Concentration Of Risk Credit Facilities Granted									1,300,000,000	1,400,000,000
True Up Payment Term	45
Estimate of the aggregate range of reasonably possible losses			0	15,000,000
Legal Proceedings, number of claims filed																	5	2							2
Legal Proceedings, amount paid to the settlement fund																				11,500,000
Amount Reimbursed By Insurers																					4,700,000
Legal Proceedings, attorneys' fees and expenses of counsel for the plaintiffs																										2,100,000
Legal Proceedings, settlement amount estimated to be covered by insurance																						26,000,000		8,200,000
Estimate of possible loss																	400,000
Legal Proceedings, amount paid to the settlement fund																				37,500,000			8,200,000
Legal Proceedings, damages sought by plaintiffs																			600,000,000
Litigation Settlement, Gross																				$ 37,500,000